Investment Objectives and Goals	Aug. 31, 2024
Schwab Short-Term Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Short-Term Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years.

Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Treasury Inflation Protected Securities Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
Schwab U.S. Aggregate Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Aggregate Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
Schwab Tax-Free Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Tax-Free Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income that is exempt from federal income tax, consistent with capital preservation.
Schwab California Tax-Free Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® California Tax-Free Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation.
Schwab Opportunistic Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Opportunistic Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to generate interest income that is not subject to federal income tax.